Share-based Compensation - RSUs (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Numbers of Shares
Beginning of the period (in shares)	11,217,853	7,604,919
Granted (in shares)	5,459,920	9,188,420
Vested (in shares)	(6,687,180)	(5,484,000)
Forfeited (in shares)	(967,474)	(91,486)
End of the period (in shares)	9,023,119	11,217,853
Weighted Average Grant Date Fair Value
Beginning of the period (per share)	$ 0.14	$ 0.14
Granted (per share)	0.15	0.14
Vested (per share)	0.14	0.14
Forfeited (per share)	0.13	0.11
End of the period (per share)	$ 0.14	$ 0.14